Income Taxes - Schedule of Movement in Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
At the beginning of the year	¥ 19,552	$ 2,844	¥ 19,285
Current year movement	(316)	(46)	267
At the end of the year	¥ 19,236	$ 2,798	¥ 19,552